INVENTORY - Schedule of Current and Non-Current Inventory Balances (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Inventories [Abstract]
Current	$ 9,108	$ 8,557
Non-current	3,735	2,858
Total	$ 12,843	$ 11,415